Fees and Expenses	Mar. 27, 2026
Thompson LargeCap Fund | Thompson LargeCap Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the LargeCap Fund
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy and hold shares of the LargeCap Fund.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee	None
Exchange Fee	None
Outgoing Wire Transfer Fee	$15.00	each

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Management Fees	0.93%
Distribution (12b-1) Fees	None
Other Expenses	0.21%
Total Annual Fund Operating Expenses	1.14%
Fee Waivers and/or Expense Reimbursements(1)	(0.15%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.99%

(1) The Advisor has contractually agreed to waive management fees and/or reimburse expenses incurred by the LargeCap Fund through March 31, 2027, so that the annual operating expenses of the Fund do not exceed 0.99% of its average daily net assets. This waiver/reimbursement may only be terminated by the Advisor with the consent of the Board of Directors of the Funds.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
1 year	3 years	5 years	10 years
$101	$347	$613	$1,373

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 15% of the average value of its portfolio.

Portfolio Turnover, Rate	15.00%
Thompson MidCap Fund | Thompson MidCap Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the MidCap Fund
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy and hold shares of the MidCap Fund.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee	None
Exchange Fee	None
Outgoing Wire Transfer Fee	$15.00	each

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Management Fees	0.99%
Distribution (12b-1) Fees	None
Other Expenses	0.42%
Total Annual Fund Operating Expenses	1.41%
Fee Waivers and/or Expense Reimbursements(1)	(0.26%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.15%

(1)  The Advisor has contractually agreed to waive management fees and/or reimburse expenses incurred by the MidCap Fund through March 31, 2027, so that the annual operating expenses of the Fund do not exceed 1.15% of its average daily net assets. This waiver/reimbursement may only be terminated by the Advisor with the consent of the Board of Directors of the Funds.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
1 year	3 years	5 years	10 years
$117	$421	$746	$1,668

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 23% of the average value of its portfolio.

Portfolio Turnover, Rate	23.00%
Thompson Bond Fund | Thompson Bond Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Bond Fund
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy and hold shares of the Bond Fund.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee	None
Exchange Fee	None
Outgoing Wire Transfer Fee	$15.00	each

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Management Fees	0.60%
Distribution (12b-1) Fees	None
Other Expenses	0.13%
Total Annual Fund Operating Expenses	0.73%

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
1 year	3 years	5 years	10 years
$75	$233	$406	$906

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 26% of the average value of its portfolio.

Portfolio Turnover, Rate	26.00%